COMMITMENT AND CONTINGENT LIABILITIES (Details Narrative) $ / shares in Units, € in Thousands									12 Months Ended
	Nov. 05, 2024 USD ($)	Oct. 01, 2024 EUR (€)	Sep. 09, 2024 USD ($)	Dec. 20, 2023 USD ($)	Jan. 26, 2023	Jun. 23, 2021 USD ($)	Jun. 01, 2021 USD ($)	Sep. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2025 $ / shares	Feb. 12, 2025 USD ($)	Feb. 12, 2025 EUR (€)	Jan. 06, 2025 USD ($)	Jan. 06, 2025 EUR (€)	Oct. 01, 2024 $ / shares	Oct. 01, 2024 EUR (€) shares
Exercise price | $ / shares									$ 0.25	$ 2.00	$ 0.29
Monthly fee									$ 400,000	$ 400,000
Success fees gross percentage					6.00%
Success fees percentage					5.00%
Success fees									94,000	175,000
Chief Executive Officer [Member]
Reimbursement of expenses	$ 13,000		$ 75,000	$ 100,000
Board of Directors Chairman [Member]
Reimbursement of expenses	$ 7,000			$ 10,000
Consulting Agreement [Member] | Consultant One [Member]
Maximum compensation percentage of gross profit							25.00%
Monthly fee							$ 13,000
Percentage of consultants							5.00%
Consulting Agreement [Member] | Consultant Two [Member]
Monthly fee							$ 2,000
Consulting Agreement [Member] | Board of Directors Chairman [Member]
Monthly fee						$ 5,000
Reimbursement of expenses						$ 1,000
Facility Agreement [Member]
Credit facility | €																	€ 6,000
Current borrowing credit facility | €																	2,000
Remaining borrowing credit facility | €																	€ 4,000
Interest rate		7.00%
Credit facility drawdown amount | €		€ 6,000
Drawdown period		5 years
Drawdown percentage																	33.00%
Warrant term																	5 years
Warrant shares | shares																	1,850,000
Exercise price | $ / shares																$ 1.00
Drawdown amount									$ 0			$ 665,000	€ 645	$ 386,000	€ 375
Israeli Innovation Authority [Member]
Royalty description									Save Foods Ltd. Is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company will pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and thereafter the Company will pay 5% of up to 100% of the amount of grants received plus interest at SOFR for 12 months. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA.
Royalty, contingent liabilities									$ 156,000	$ 156,000
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member]
Percentage of net revenues								12.50%
Revenues								$ 2,000,000
Maximum compensation percentage of gross profit								25.00%
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Exceeds in Net Revenue [Member]
Revenues								$ 500,000
Options to purchase shares | shares								1,021
Exercise price | $ / shares								$ 58.80
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Occurance of Additional Events in Agreement [Member]
Options to purchase shares | shares								1,021
Exercise price | $ / shares								$ 58.80